2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Basis Of Preparation And Presentation Of Consolidated Financial Statements
New standards adopted and standards issued but not yet in force

New Standards		Mandatory application for annual periods beginning on:
IFRS 9	Financial Instruments: Classification and Measurement	January 1, 2018
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
IFRIC 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018
IFRS 2	Share-based Payment: Clarifies the accounting for certain types of share-based payment transactions	January 1, 2018
IAS 40	Transfer of Investment Property	January 1, 2018

New Standards		Mandatory application for annual periods beginning on:
IFRS 16	Leases	January 1, 2019
IFRS 17	Insurance Contracts	January 1, 2021
New Interpretations		Mandatory application for annual periods beginning on:
IFRIC 23	Uncertainty Over Income Tax Treatments	January 1, 2019
Amendments to IFRS		Mandatory application for annual periods beginning on:
IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
IAS 19	Amendment, Curtailment or Settlement of the Plan	January 1, 2019
IFRS 3	Business Combination	January 1, 2019
IFRS 11	Joint Arrangements	January 1, 2019
IAS 12	Income tax	January 1, 2019
IAS 23	Borrowing Costs	January 1, 2019
IAS 28	Long-term interests in associates or joint ventures	January 1, 2019
IFRS 10	Consolidated Financial Statements	To be determined
IFRS 3	Definition of Business	January 1, 2020
IAS 1 and 8	Definition of Material or Materiality Considerations	January 1, 2020
Conceptual framework	Amendments to other references	January 1, 2020

Details of subsidiaries
		Ownership percentage
					As of
		As of December 31, 2018			December 31, 2017
Taxpayer ID	Company name	Direct	Indirect	Total	Total
85.037.900-9	Comercial Peumo Ltda.	—	100.0000%	100.0000%	100.0000%
84.712.500-4	Bodegas y Viñedos Quinta de Maipo SpA	54.3236%	45.6764%	100.0000%	100.0000%
82.117.400-7	Soc. Export.y Com. Viña Maipo SpA	—	100.0000%	100.0000%	100.0000%
85.687.300-5	Transportes Viconto Ltda.	—	100.0000%	100.0000%	100.0000%
86.326.300-K	Viña Cono Sur S.A.	—	100.0000%	100.0000%	100.0000%
0-E	Trivento Bodegas y Viñedos S.A.	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro UK Limited	99.000%	1.0000%	100.0000%	100.0000%
0-E	Cono Sur Europe Limited	—	100.0000%	100.0000%	100.0000%
96.585.740-0	Soc. Export. y Com. Viña Canepa S.A.	—	100.0000%	100.0000%	100.0000%
96.921.850-K	Inversiones Concha y Toro SpA	100.0000%	—	100.0000%	100.0000%
99.513.110-2	Inversiones VCT Internacional SpA	35.990%	64.0100%	100.0000%	100.0000%
0-E	Finca Lunlunta S.A.	—	100.0000%	100.0000%	100.0000%
76.898.350-K	Viña Maycas del Limarí Limitada	—	100.0000%	100.0000%	100.0000%
0-E	Finca Austral S.A.	—	100.0000%	100.0000%	100.0000%
0-E	VCT Brasil Importación y Exportación Ltda.	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro Sweden AB	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro Finland OY	—	100.0000%	100.0000%	100.0000%
0-E	Concha y Toro Norway AS	—	100.0000%	100.0000%	100.0000%
76.048.605-1	Viña don Melchor SpA	—	100.0000%	100.0000%	100.0000%
0-E	VCT Group Of Wineries Asia Pte. Ltd.	—	100.0000%	100.0000%	100.0000%
0-E	VCT USA, Inc.	100.0000%	—	100.0000%	100.0000%
0-E	Fetzer Vineyards, Inc.	—	100.0000%	100.0000%	100.0000%
0-E	Excelsior Wine Company, LLC	—	100.0000%	100.0000%	50.0000%
0-E	Eagle Peak Estates, LLC	—	100.0000%	100.0000%	100.0000%
0-E	VCT Mexico, S. de R.L. de C.V.	—	100.0000%	100.0000%	100.0000%
0-E	VCT & DG Mexico, S.A. de C.V.	—	51.0000%	51.0000%	51.0000%
0-E	Concha y Toro Canadá Limited	—	100.0000%	100.0000%	100.0000%
76.273.678-0	Viña Cono Sur Orgánico SpA.	—	100.0000%	100.0000%	100.0000%
0-E	VCT África & Middle East Proprietary Ltd.	—	100.0000%	100.0000%	100.0000%
0-E	Gan Lu Wine Trading (Shanghai) Co. Limited	—	100.0000%	100.0000%	100.0000%
0-E	VCT Norway AS	—	100.0000%	100.0000%	100.0000%
0-E	Cono Sur France S.A.R.L	—	100.0000%	100.0000%	100.0000%
0-E	VCT Wine Retail Participacoes Ltda.	—	100.0000%	100.0000%	100.0000%
76.783.225-7	Inmobiliaria El Llano SpA	100.0000%	—	100.0000%	100.0000%
99.527.300-4	Southern Brewing Company S. A.	77.0000%	—	77.0000%	77.0000%

Foreign currency at each year-end
Foreign currency	Nomenclature	As of December 31, 2018	As of December 31, 2017
UF (inflation-adjusted unit)	UF	27,565.79	26,798.14
U.S. dollar	USD	694.77	614.75
Pound sterling	GBP	882.36	832.09
Euro	EUR	794.75	739.15
Swiss franc	CHF	706.00	631.16
Australian dollar	AUD	489.17	480.31
Canadian dollar	CAD	509.62	491.05
Singapore dollar	SGD	508.36	460.11
Brazilian reais	BRL	179.59	185.64
Argentine peso	ARS	18.41	33.11
Danish krone	DKK	106.44	99.31
Norwegian krona	NOK	79.61	75.21
Chinese yuan	CNY	100.97	94.40
Swedish krona	SEK	77.48	75.20
Hong Kong dollar	HKD	88.73	78.69
South African rand	ZAR	48.40	49.78
Mexican peso	MXN	35.30	31.28
Japanese yen	JPY	6.29	5.46

Identification of classes of intangible assets with finite and indefinite useful lives
Description of class of intangible assets	Useful life
Domains	Finite
Industrial brands (acquired)	Indefinite
Patents, industrial brand rights, registered abroad and in Chile	Finite
Water rights	Indefinite
Easements	Indefinite
IT software	Finite

Minimum and maximum useful lives for amortization of intangible assets
Useful life per Class of Intangible Asset	Minimum	Maximum

Patents, trademark rights	5	15
IT software	3	8
Domains	3	10

Useful lives of assets
Asset	Useful life
Buildings	10 to 40
Plant and equipment	3 to 20
IT equipment	3 to 7
Facilities and fixtures (*)	5 to 30
Vehicles	6
Leased asset improvements	5 to 19
Other property, plant and equipment	3 to 20

(*) Includes the barrels used for the enological process on which a decreasing depreciation is applied throughout their useful life.

Useful life
Plantations	20 to 30

Impact of immaterial error corrections
	2017
	As previously reported	Correction	As Reported
Deferred tax liabilities	53,373,158	5,892,985	59,266,143
Total non-current liabilities	184,901,211	5,892,985	190,794,196
Total Liabilities	505,593,351	5,892,985	511,486,336
Retained earnings	455,924,169	(5,892,985)	450,031,184
Equity attributable to the owners of the Parent	548,366,807	(5,892,985)	542,473,822
Non-controlling interests	2,866,429	—	2,866,429
Total Equity	551,233,236	(5,892,985)	545,340,251
Income tax expense	13,719,788	(1,842,979)	11,876,809
Profit from continuing operations	49,990,420	1,842,979	51,833,399
Profit attributable to owners of the Parent	49,574,670	1,842,979	51,417,649
Basic and diluted earnings per share	66.36	2.47	68.83
Total other comprehensive income	52,744,879	1,842,979	49,265,445
Comprehensive income attributable to owners of the Parent	52,329,129	1,842,979	83,124,364
Comprehensive income attributable to non-controlling interest	415,750	—	415,750

	2016
	As previously reported	Correction	As Reported
Deferred tax liabilities	50,388,290	7,735,964	58,124,254
Total non-current liabilities	203,262,004	7,735,964	210,997,968
Total Liabilities	498,131,966	7,735,964	505,867,930
Retained earnings	426,521,298	(7,735,964)	418,785,334
Equity attributable to the owners of the Parent	516,209,477	(7,735,964)	508,473,513
Non-controlling interests	1,497,143	—	1,497,143
Total Equity	517,706,620	(7,735,964)	509,970,656
Income tax expense	17,542,419	(735,857)	16,806,562
Profit from continuing operations	48,529,588	735,857	49,265,445
Profit attributable to owners of the Parent	47,931,093	735,857	48,666,950
Profit	48,529,588	735,857	49,265,445
Basic and diluted earnings per share	64.16	0.99	65.15
Total other comprehensive income	48,529,588	735,857	49,265,445
Comprehensive income attributable to owners of the Parent	82,388,507	735,857	83,124,364
Comprehensive income attributable to non-controlling interest	598,495	—	598,495